Reconciliation of the Differences between Basic and Diluted EPS - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Earnings Per Share [Abstract]
Potential shares of common stock upon the exercise of stock acquisition rights and convertible bonds excluded from the computation of diluted EPS	6,856	11,357	17,019